Share Based Compensation (Details) - Schedule of share option activities - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022		Jun. 30, 2022
Schedule Of Share Option Activities Abstract
Number of options outstanding (in Shares)	6,549,067
Weighted average exercise price options outstanding	$ 0.46
Weighted average remaining contract life years options outstanding	4 years 4 months 6 days
Weighted average grant date fair value options outstanding	$ 0.32
Aggregate intrinsic value options outstanding (in Dollars)	$ 31,620,241
Number of options outstanding (in Shares)	6,998,542		6,549,067
Weighted average exercise price options outstanding	$ 0.61		$ 0.46
Weighted average remaining contract life years options outstanding	3 years 11 months 12 days		4 years 4 months 6 days
Weighted average grant date fair value options outstanding	$ 1.31		$ 0.32
Aggregate intrinsic value options outstanding (in Dollars)	$ 61,144,894		$ 31,620,241
Number of granted (in Shares)	522,000		6,816,417
Weighted average exercise price granted	$ 2.87		$ 0.48
Weighted average remaining contract life years granted	4 years 9 months		4 years 4 months 6 days
Weighted average grant date fair value granted	$ 0.75		$ 0.32
Number of Cancelled/forfeited (in Shares)	(72,525)		(267,350)
Weighted average exercise price Cancelled/forfeited	$ 1.28		$ 0.87
Weighted average remaining contract life years Cancelled/forfeited
Weighted average grant date fair value Cancelled/forfeited	$ 0.92
Aggregate intrinsic value options Cancelled/forfeited (in Dollars)
Number of expired (in Shares)		[1]
Weighted average exercise price expired		[1]
Weighted average remaining contract life years expired		[1]
Weighted average grant date fair value expired		[1]
Number of options vested and exercisable (in Shares)	3,937,556	[1]	3,749,591
Weighted average exercise price options vested and exercisable	$ 0.05	[1]	$ 0.03
Weighted average remaining contract life years options vested and exercisable	3 years 6 months 14 days	[1]	3 years 11 months 12 days
Weighted average grant date fair value options vested and exercisable	$ 1.58	[1]	$ 0.42
Aggregate intrinsic value options options vested and exercisable (in Dollars)	$ 36,722,708	[1]	$ 19,714,484

[1]	As of December 31, 2022, the Company has not issued ordinary shares for certain vested and exercised options, and the lapse was due to reasons of administrative convenience established by the Company from time to time. The recipient does not have voting right before the shares were issued.